Income Taxes (Income (Loss) From Continuing Operations Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before taxes on income	$ (17,395)	$ (6,824)	$ (2,588)
Israel [Member]
Income (loss) from continuing operations before taxes on income	(16,623)	(5,580)	(3,092)
Non-Israel [Member]
Income (loss) from continuing operations before taxes on income	$ (773)	$ (1,244)	$ 504